Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 13,773	SFr 16,055	SFr 16,102
ABO	13,523	15,275
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	1,909	3,032	3,482
ABO	1,887	3,001
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	820	412
ABO	804	387
Fair value of plan assets	669	208
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	157	403
ABO	142	380
Fair value of plan assets	6	200
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	107	140	156
ABO	107	140
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	1,897	3,022	3,475
ABO	1,880	2,996
Bank | International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	809	402
ABO	797	382
Fair value of plan assets	669	208
Bank | International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	146	393
ABO	135	375
Fair value of plan assets	6	200
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	107	140	SFr 156
ABO	SFr 107	SFr 140